Stock-Based Compensation and Employee Benefits - Additional Information Related to Status of Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation and Employee Benefits
Total intrinsic value of options exercised	$ 110	$ 425
Total grant date fair value of options vested	$ 22,778	$ 30,467
Weighted-average grant date fair value of options granted	$ 1.49	$ 4.19